Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
$35.00 - $45.00 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding, Number Outstanding | shares	967
Options Outstanding, Weighted-Average Remaining Contractual Life	3 years 8 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 40.31
Options Exercisable, Number Exercisable | shares	967
Options Exercisable, Weighted-Average Exercise Price	$ 40.31
$35.00 - $45.00 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	35.00
$35.00 - $45.00 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 45.00
$45.01 - $55.00 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding, Number Outstanding | shares	1,897
Options Outstanding, Weighted-Average Remaining Contractual Life	6 years 8 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 48.81
Options Exercisable, Number Exercisable | shares	1,064
Options Exercisable, Weighted-Average Exercise Price	$ 48.81
$45.01 - $55.00 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	45.01
$45.01 - $55.00 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 55.00
$55.01 - $65.00 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding, Number Outstanding | shares	698
Options Outstanding, Weighted-Average Remaining Contractual Life	8 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 59.07
Options Exercisable, Number Exercisable | shares	48
Options Exercisable, Weighted-Average Exercise Price	$ 59.07
$55.01 - $65.00 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	55.01
$55.01 - $65.00 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 65.00
$65.01 - $75.00 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding, Number Outstanding | shares	266
Options Outstanding, Weighted-Average Remaining Contractual Life	9 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 65.80
Options Exercisable, Number Exercisable | shares	33
Options Exercisable, Weighted-Average Exercise Price	$ 65.80
$65.01 - $75.00 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	65.01
$65.01 - $75.00 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 75.00
$35.00 - $75.00 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding, Number Outstanding | shares	3,828
Options Outstanding, Weighted-Average Remaining Contractual Life	6 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 49.71
Options Exercisable, Number Exercisable | shares	2,112
Options Exercisable, Weighted-Average Exercise Price	$ 45.41
$35.00 - $75.00 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	35.00
$35.00 - $75.00 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 75.00